Debt - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions				12 Months Ended
	Jan. 22, 2024 CAD ($)	Jan. 22, 2024 USD ($)	Oct. 04, 2023 CAD ($)	Jan. 31, 2025 CAD ($)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 EUR (€)	Jan. 31, 2024 CAD ($)	Jan. 31, 2024 EUR (€)	Jan. 31, 2025 EUR (€)	May 10, 2024	Jan. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Maturity date	January 22, 2031	January 22, 2031
Transaction costs				$ 0.0			$ 22.7
Research and development expense				391.1			401.9
Revolving credit facility current borrowing capacity				1,500.0
Revolving credit facility remaining borrowing capacity				$ 0.0			0.0
Percentage of trade and other receivable subject to borrowings calculation				75.00%	75.00%	75.00%
Percentage of inventories subject to borrowings calculation				50.00%	50.00%	50.00%
Revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Undrawn revolving credit comment fee percentage				0.30%	0.30%	0.30%
Canadian Overnight Repo Rate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rates				2.00%					2.00%
Canadian Prime Rate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rates				1.00%					1.00%
Secured Overnight Financing Rate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rates				2.00%					2.00%
Base Rate Plus Interest [Member]
Disclosure of detailed information about borrowings [line items]
Interest rates				1.00%					1.00%
Prime Rate Plus Interest [Member]
Disclosure of detailed information about borrowings [line items]
Interest rates				1.00%					1.00%
Euro Libor Plus [member]
Disclosure of detailed information about borrowings [line items]
Interest rates				2.00%					2.00%
Bottom of range [member] | Revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Undrawn revolving credit comment fee percentage				0.25%	0.25%	0.25%
Bottom of range [member] | Canadian Overnight Repo Rate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rates										0.45%
Top of range [member] | Revolving credit facilities [member]
Disclosure of detailed information about borrowings [line items]
Undrawn revolving credit comment fee percentage				0.40%	0.40%	0.40%
Top of range [member] | Canadian Overnight Repo Rate [Member]
Disclosure of detailed information about borrowings [line items]
Interest rates										3.00%
Term facility [member]
Disclosure of detailed information about borrowings [line items]
Percentage of minimum repayment of borrowings				0.25%	0.25%	0.25%
Repayment of borrowings				$ 20.9	$ 15.2
Term loans [member]
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount				$ 88.0			$ 109.1
Term loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity date				Mar. 2025	Mar. 2025	Mar. 2025	Mar. 2024	Mar. 2024
Term loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity date				Dec. 2030	Dec. 2030	Dec. 2030	Dec. 2030	Dec. 2030
Term loans [member] | Austrian government programs [member]
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount				$ 3.6			$ 3.3		€ 2.4		€ 2.3
Loan interest maturity description				interest rate varying between 2.50% and 3.23% with maturity dates varying from March 2028 to December 2028.	interest rate varying between 2.50% and 3.23% with maturity dates varying from March 2028 to December 2028.	interest rate varying between 2.50% and 3.23% with maturity dates varying from March 2028 to December 2028.	interest rate varying between 1.00% and 4.53% with maturity dates varying from March 2027 to December 2027.	interest rate varying between 1.00% and 4.53% with maturity dates varying from March 2027 to December 2027.
Research and development expense				$ 0.2		€ 0.1	$ 0.2	€ 0.1
Term facility B-1 [member]
Disclosure of detailed information about borrowings [line items]
Unamortized Transaction Costs	$ 2.7						0.0
Term loan facility maximum borrowing capacity		$ 465.7
Term facility B-1 [member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.00%					2.00%
SOFR floor rate				0.00%	0.00%	0.00%
Term facility B-1 [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.00%					1.00%
Term facility B-1 [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.00%					1.00%
Term facility B-2 [member]
Disclosure of detailed information about borrowings [line items]
Reduction in cost of borrowing percentage			0.75%
Transaction costs			$ 0.9
Unamortized Transaction Costs			$ 19.1				0.0
Term facility B-2 [member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				2.75%					2.75%
SOFR floor rate				0.50%	0.50%	0.50%
Term facility B-3 [Member]
Disclosure of detailed information about borrowings [line items]
Transaction costs	$ 10.0
Increased amount of borrowings		$ 1,000.0
Unamortized Transaction Costs				$ 9.4			$ 10.0
Term facility B-3 [Member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		2.75%		2.75%					2.75%
SOFR floor rate				0.00%	0.00%	0.00%